EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2013-A
Monthly Servicer's Statement
for the month ended October 31, 2015

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	33.12%
From	01-Oct-15	15-Oct-15	16-Nov-15	Floating Allocation Percentage at Month-End	65.83%
To	31-Oct-15	16-Nov-15
Days	32

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2013-A balances were:		Payment Date	Period	Period
		2/15/2016	8/1/2015	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$121,100,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$144,056.57
Series Nominal Liquidation Amount	1,121,244,056.57

Required Participation Amount	$621,244,056.57		Accumulation Account
Excess Receivables	$999,507,468.99		Beginning	333,333,333.33
			Payout	-
Total Collateral	1,620,751,525.56		Additions	166,666,666.67
			Ending Balance	500,000,000.00
Collateral as Percent of Notes	162.08%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	32
	Total Pool		LIBOR	0.195750%
Beginning Gross Principal Pool Balance	$5,132,964,023.88		Applicable Margin	0.300000%
Total Principal Collections	$(1,843,871,617.15)			0.495750%
Investment in New Receivables	$2,235,047,758.16
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$(62,015,035.39)		Interest	440,666.67	0.44
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00				0.44
Less Net CMA Offset	$(561,110,015.64)
Less Servicing Adjustment	$(7,332,874.29)		Total Due Investors	440,666.67	0.495750%
Ending Balance	$4,893,682,239.57		Servicing Fee	$893,660.53
			Excess Cash Flow	948,447.19
SAP for Next Period	33.12%

Average Receivable Balance	$4,733,423,770.33
Monthly Payment Rate	38.95%		Reserve Account

Interest Collections			Required Balance	$5,000,000.00
During the past collection period, the following activity occurred:			Current Balance	$5,000,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$10,360,796.49
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$10,360,796.49